Prepayments and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous current assets [abstract]
Insurance claims receivable, net	$ 40	$ 346
VAT and other credits	1,084	2,604
Deferred insurance premiums	1,883	913
Advances to providers	1,778	1,443
Other	1,391	1,394
Total	$ 6,176	$ 6,700